Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Receivables [Abstract]
Trade accounts receivable, gross	$ 509,250	$ 530,010
Reserves for sales deductions:
Chargebacks	(112,071)	(126,729)
Other sales deductions	(109,411)	(97,328)
Customer rebates	(83,472)	(67,188)
Allowance for doubtful accounts	(372)	(154)
Trade accounts receivable, net	$ 203,924	$ 238,611